Schedule of Investments ─ IQ Candriam U.S. Large Cap Equity ETF

January 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 99.8%
Communication Services — 7.2%
Alphabet, Inc., Class A*	74,575	$10,447,958
Alphabet, Inc., Class C*	64,772	9,184,670
Charter Communications, Inc., Class A*	1,440	533,822
Comcast Corp., Class A	59,107	2,750,840
Electronic Arts, Inc.	3,917	538,901
Omnicom Group, Inc.	2,835	256,227
Pinterest, Inc., Class A*	8,391	314,411
Snap, Inc., Class A*	14,674	233,170
Take-Two Interactive Software, Inc.*	2,428	400,450
Walt Disney Co. (The)	26,486	2,543,980
Warner Bros Discovery, Inc.*	32,324	323,886
Warner Music Group Corp., Class A	1,800	65,682
Total Communication Services		27,593,997

Consumer Discretionary — 12.8%
Airbnb, Inc., Class A*	6,064	874,065
Amazon.com, Inc.*	125,612	19,494,982
Aptiv PLC*	4,081	331,908
AutoZone, Inc.*	263	726,440
Best Buy Co., Inc.	2,815	204,059
CarMax, Inc.* (a)	2,282	162,433
Chipotle Mexican Grill, Inc.*	396	953,873
Coupang, Inc.*	15,801	221,214
DoorDash, Inc., Class A*	3,806	396,585
eBay, Inc.	7,725	317,266
Hilton Worldwide Holdings, Inc.	3,760	718,010
Home Depot, Inc. (The)	14,550	5,135,568
LKQ Corp.	3,668	171,186
Lowe’s Cos., Inc.	8,487	1,806,373
Lucid Group, Inc.* (a)	12,106	40,918
Lululemon Athletica, Inc.*	1,604	727,927
Marriott International, Inc., Class A	3,769	903,542
MercadoLibre, Inc.*	646	1,105,829
NIKE, Inc., Class B	17,671	1,794,137
NVR, Inc.*	44	311,313
Rivian Automotive, Inc., Class A*	9,707	148,614
Royal Caribbean Cruises Ltd.*	3,193	407,108
Starbucks Corp.	16,272	1,513,784
Tesla, Inc.*	39,825	7,458,824
TJX Cos., Inc. (The)	16,624	1,577,784
Tractor Supply Co.	1,581	355,093
Ulta Beauty, Inc.*	708	355,451
Yum China Holdings, Inc.	5,848	202,282
Yum! Brands, Inc.	4,051	524,564
Total Consumer Discretionary		48,941,132

Consumer Staples — 6.2%
Archer-Daniels-Midland Co.	7,715	428,800
Campbell Soup Co.	2,766	123,447
Church & Dwight Co., Inc.	3,531	352,570
Clorox Co. (The)	1,789	259,852
Colgate-Palmolive Co.	12,001	1,010,484
Conagra Brands, Inc.	6,873	200,348
Costco Wholesale Corp.	6,410	4,454,181
Dollar General Corp.	3,157	416,945
Dollar Tree, Inc.*	3,004	392,382
Estee Lauder Cos., Inc. (The), Class A	3,097	408,773
General Mills, Inc.	8,454	548,749
Hershey Co. (The)	2,128	411,853
Hormel Foods Corp.	4,178	126,886
J M Smucker Co. (The)	1,427	187,722
Kellanova	3,745	205,076
Keurig Dr Pepper, Inc.	13,092	411,613
Kimberly-Clark Corp.	4,868	588,882
Kraft Heinz Co. (The)	11,403	423,393
Kroger Co. (The)	10,261	473,443
McCormick & Co., Inc.	3,635	247,762
Mondelez International, Inc., Class A	19,656	1,479,507
PepsiCo, Inc.	19,953	3,362,679
Procter & Gamble Co. (The)	34,132	5,363,502
Sysco Corp.	7,324	592,731
Target Corp.	6,668	927,385
	Shares	Value
Common Stocks (continued)
Consumer Staples (continued)
Walgreens Boots Alliance, Inc.	10,308	$232,652
Total Consumer Staples		23,631,617

Energy — 3.1%
Baker Hughes Co.	14,639	417,212
Cheniere Energy, Inc.	3,480	570,685
Exxon Mobil Corp.	58,595	6,024,152
Halliburton Co.	13,014	463,949
Kinder Morgan, Inc.	28,352	479,716
Marathon Petroleum Corp.	5,783	957,665
ONEOK, Inc.	8,407	573,778
Schlumberger NV	20,592	1,002,830
Valero Energy Corp.	5,088	706,723
Williams Cos., Inc. (The)	17,603	610,120
Total Energy		11,806,830

Financials — 12.9%
Aflac, Inc.	7,760	654,478
Allstate Corp. (The)	3,784	587,466
American Express Co.	8,567	1,719,740
American International Group, Inc.	10,287	715,049
Ameriprise Financial, Inc.	1,483	573,669
Apollo Global Management, Inc.	5,856	587,942
Arch Capital Group Ltd.*	5,164	425,668
Ares Management Corp., Class A	2,138	259,724
Arthur J Gallagher & Co.	3,065	711,570
Bank of America Corp.	100,419	3,415,250
Bank of New York Mellon Corp. (The)	10,907	604,902
Blackstone, Inc.	10,163	1,264,785
Capital One Financial Corp.	5,458	738,577
Cboe Global Markets, Inc.	1,520	279,452
Citigroup, Inc.	27,368	1,537,261
Citizens Financial Group, Inc.	6,986	228,442
CME Group, Inc.	5,189	1,068,104
Discover Financial Services	3,605	380,400
Everest Re Group Ltd.	479	184,401
Fidelity National Information Services, Inc.	8,553	532,510
Fifth Third Bancorp	9,822	336,305
Fiserv, Inc.*	8,778	1,245,335
FleetCor Technologies, Inc.*	1,038	300,947
Franklin Resources, Inc.	4,112	109,503
Global Payments, Inc.	3,767	501,877
Globe Life, Inc.	1,356	166,544
Hartford Financial Services Group, Inc. (The)	4,408	383,320
Huntington Bancshares, Inc.	20,798	264,759
Intercontinental Exchange, Inc.	8,020	1,021,187
KKR & Co., Inc.	9,352	809,696
M&T Bank Corp.	2,392	330,335
Markel Group Inc.*	193	289,004
Marsh & McLennan Cos., Inc.	7,148	1,385,568
Mastercard, Inc., Class A	12,151	5,458,594
MetLife, Inc.	9,132	633,030
Moody's Corp.	2,293	898,948
Morgan Stanley	18,660	1,627,898
MSCI, Inc.	1,123	672,250
Nasdaq, Inc.	4,957	286,366
Northern Trust Corp.	3,004	239,239
PayPal Holdings, Inc.*	15,878	974,115
PNC Financial Services Group, Inc. (The)	5,761	871,121
Principal Financial Group, Inc.	3,510	277,641
Progressive Corp. (The)	8,448	1,505,856
Prudential Financial, Inc.	5,276	553,611
Raymond James Financial, Inc.	2,727	300,461
Regions Financial Corp.	13,556	253,091
S&P Global, Inc.	4,645	2,082,586
Synchrony Financial	6,015	233,803
Travelers Cos., Inc. (The)	3,329	703,617
Truist Financial Corp.	19,231	712,701
US Bancorp	21,407	889,247
Visa, Inc., Class A(a)	23,448	6,407,400

Schedule of Investments ─ IQ Candriam U.S. Large Cap Equity ETF (continued)

January 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Financials (continued)
Willis Towers Watson PLC	1,530	$376,839
Total Financials		49,572,184

Health Care — 10.0%
Alnylam Pharmaceuticals, Inc.*	1,795	310,373
Avantor, Inc.*	9,431	216,819
Baxter International, Inc.	7,300	282,437
Biogen, Inc.*	2,083	513,793
Bristol-Myers Squibb Co.	30,388	1,485,062
Cardinal Health, Inc.	3,627	396,032
Cigna Group (The)	4,258	1,281,445
Cooper Cos., Inc. (The)	713	265,970
Dexcom, Inc.*	5,587	677,983
Edwards Lifesciences Corp.*	8,704	683,003
Elevance Health, Inc.	3,426	1,690,525
Eli Lilly & Co.	12,254	7,911,305
Gilead Sciences, Inc.	18,030	1,411,028
Henry Schein, Inc.*	1,880	140,699
Hologic, Inc.*	3,539	263,443
Humana, Inc.	1,804	682,020
IDEXX Laboratories, Inc.*	1,189	612,430
Incyte Corp.*	2,695	158,385
Intuitive Surgical, Inc.*	5,048	1,909,255
Laboratory Corp. of America Holdings	1,280	284,544
Merck & Co., Inc.	36,764	4,440,356
Mettler-Toledo International, Inc.*	315	377,115
Quest Diagnostics, Inc.	1,611	206,901
ResMed, Inc.	2,101	399,610
Royalty Pharma PLC, Class A	5,434	154,271
STERIS PLC	1,424	311,785
UnitedHealth Group, Inc.	13,443	6,879,321
Veeva Systems, Inc., Class A*	2,097	434,939
Vertex Pharmaceuticals, Inc.*	3,729	1,616,074
Waters Corp.*	849	269,736
West Pharmaceutical Services, Inc.	1,069	398,769
Zimmer Biomet Holdings, Inc.	3,019	379,186
Zoetis, Inc.	6,685	1,255,510
Total Health Care		38,300,124

Industrials — 5.3%
3M Co.	7,962	751,215
A O Smith Corp.	1,774	137,680
Automatic Data Processing, Inc.	5,978	1,469,273
Broadridge Financial Solutions, Inc.	1,696	346,323
Carrier Global Corp.	12,072	660,459
CH Robinson Worldwide, Inc.	1,670	140,430
Cintas Corp.	1,249	755,108
Dover Corp.	2,017	302,106
Emerson Electric Co.	8,248	756,589
Equifax, Inc.	1,761	430,283
Expeditors International of Washington, Inc.	2,129	268,957
Fastenal Co.	8,254	563,170
FedEx Corp.	3,333	804,220
Ferguson PLC	2,801	526,196
Fortive Corp.	5,109	399,422
Illinois Tool Works, Inc.	4,388	1,144,829
Ingersoll Rand, Inc.	5,846	466,861
JB Hunt Transport Services, Inc.	1,187	238,563
Johnson Controls International PLC	9,862	519,629
Masco Corp.	3,250	218,692
Old Dominion Freight Line, Inc.	1,381	539,999
Otis Worldwide Corp.	5,979	528,783
Parker-Hannifin Corp.	1,847	857,931
Paychex, Inc.	4,658	567,018
Paycom Software, Inc.	740	140,778
Quanta Services, Inc.	2,079	403,430
Rockwell Automation, Inc.	1,662	420,951
SS&C Technologies Holdings, Inc.	3,148	192,091
Trane Technologies PLC	3,294	830,253
TransUnion	2,792	193,178
United Parcel Service, Inc., Class B	10,492	1,488,815
United Rentals, Inc.	992	620,397
	Shares	Value
Common Stocks (continued)
Industrials (continued)
Verisk Analytics, Inc.	2,088	$504,315
Waste Management, Inc.	5,878	1,091,133
Westinghouse Air Brake Technologies Corp.	2,575	338,793
WW Grainger, Inc.	588	526,636
Xylem, Inc.	3,436	386,344
Total Industrials		20,530,850

Information Technology — 34.9%
Accenture PLC, Class A	9,624	3,501,981
Adobe, Inc.*	6,593	4,073,023
Advanced Micro Devices, Inc.*	23,175	3,886,216
Akamai Technologies, Inc.*	2,157	265,807
Amdocs Ltd.	1,719	157,598
Analog Devices, Inc.	7,297	1,403,651
ANSYS, Inc.*	1,249	409,460
Apple, Inc.	191,224	35,261,706
Applied Materials, Inc.	12,144	1,995,259
Atlassian Corp., Class A*	2,192	547,496
Autodesk, Inc.*	3,089	784,019
Cadence Design Systems, Inc.*	3,909	1,127,590
CDW Corp.	1,945	440,970
Cisco Systems, Inc.	59,071	2,964,183
Cognizant Technology Solutions Corp., Class A	7,337	565,829
Dell Technologies, Inc., Class C	3,564	295,384
Enphase Energy, Inc.*	1,917	199,617
EPAM Systems, Inc.*	811	225,547
Fair Isaac Corp.*	354	424,386
Fortinet, Inc.*	9,790	631,357
Gartner, Inc.*	1,107	506,386
Gen Digital, Inc.	8,967	210,545
Hewlett Packard Enterprise Co.	18,626	284,792
HP, Inc.	14,252	409,175
HubSpot, Inc.*	684	417,924
Intel Corp.	60,444	2,603,927
International Business Machines Corp.	13,156	2,416,231
Intuit, Inc.	3,948	2,492,491
Keysight Technologies, Inc.*	2,572	394,185
KLA Corp.	1,986	1,179,763
Lam Research Corp.	1,941	1,601,655
Marvell Technology, Inc.	12,398	839,345
Micron Technology, Inc.	15,787	1,353,735
Microsoft Corp.	98,628	39,212,520
MongoDB, Inc.*	984	394,112
Motorola Solutions, Inc.	2,421	773,509
NetApp, Inc.	3,067	267,442
Okta, Inc.*	2,180	180,177
ON Semiconductor Corp.*	6,228	442,998
Palo Alto Networks, Inc.*	4,356	1,474,550
QUALCOMM, Inc.	16,127	2,395,021
Roper Technologies, Inc.	1,537	825,369
Salesforce, Inc.*	13,632	3,831,819
Seagate Technology Holdings PLC	2,792	239,219
ServiceNow, Inc.*	2,947	2,255,634
Skyworks Solutions, Inc.	2,297	239,945
Snowflake, Inc., Class A*	3,961	774,930
Splunk, Inc.*	2,205	338,181
Synopsys, Inc.*	2,190	1,168,036
TE Connectivity Ltd.	4,551	647,107
Teradyne, Inc.(a)	2,237	216,072
Texas Instruments, Inc.	13,099	2,097,412
Trimble, Inc.*	3,574	181,774
Twilio, Inc., Class A*	2,506	176,247
VeriSign, Inc.*	1,309	260,334
Western Digital Corp.*	4,626	264,838
Workday, Inc., Class A*	2,957	860,694
Zebra Technologies Corp., Class A*	740	177,267
Zscaler, Inc.*	1,261	297,180
Total Information Technology		133,863,620

Materials — 2.9%
Air Products and Chemicals, Inc.	3,169	810,345

Schedule of Investments ─ IQ Candriam U.S. Large Cap Equity ETF (continued)

January 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Materials (continued)
Albemarle Corp.(a)	1,694	$194,370
Ball Corp.	4,483	248,582
CRH PLC	9,996	717,313
DuPont de Nemours, Inc.	6,075	375,435
Ecolab, Inc.	3,651	723,701
Freeport-McMoRan, Inc.	20,657	819,876
International Flavors & Fragrances, Inc.	3,687	297,467
Linde PLC	7,086	2,868,625
LyondellBasell Industries NV, Class A	3,687	347,021
Martin Marietta Materials, Inc.	891	453,002
Mosaic Co. (The)	4,787	147,009
Newmont Corp.	11,494	396,658
Nucor Corp.	3,628	678,182
Packaging Corp. of America	1,287	213,488
PPG Industries, Inc.	3,401	479,677
Sherwin-Williams Co. (The)	3,426	1,042,806
Vulcan Materials Co.	1,918	433,487
Total Materials		11,247,044

Real Estate — 3.1%
Alexandria Real Estate Equities, Inc.	2,479	299,711
American Tower Corp.	6,737	1,318,094
AvalonBay Communities, Inc.	2,051	367,150
CBRE Group, Inc., Class A*	4,478	386,496
Crown Castle, Inc.	6,248	676,346
Digital Realty Trust, Inc.	4,378	614,934
Equinix, Inc.	1,351	1,121,019
Equity Residential	5,392	324,544
Essex Property Trust, Inc.	924	215,541
Extra Space Storage, Inc.	3,022	436,498
Healthpeak Properties, Inc.	7,900	146,150
Host Hotels & Resorts, Inc.	10,175	195,563
Invitation Homes, Inc.	8,278	272,595
Iron Mountain, Inc.	4,184	282,504
Mid-America Apartment Communities, Inc.	1,680	212,318
Prologis, Inc.	13,339	1,689,918
Public Storage	2,286	647,372
SBA Communications Corp.	1,548	346,535
Simon Property Group, Inc.	4,687	649,665
UDR, Inc.	4,401	158,524
Ventas, Inc.	5,807	269,387
Welltower, Inc.	7,505	649,258
Weyerhaeuser Co.	10,580	346,707
WP Carey, Inc.	3,030	187,739
Total Real Estate		11,814,568

Utilities — 1.4%
American Water Works Co., Inc.	2,815	349,116
Avangrid, Inc.	1,025	31,139
Consolidated Edison, Inc.	4,994	453,955
Edison International	5,540	373,839
Eversource Energy	5,038	273,160
Exelon Corp.	14,369	500,185
NextEra Energy, Inc.	29,268	1,715,983
PG&E Corp.	35,485	598,632
Public Service Enterprise Group, Inc.	7,218	418,572
Sempra	9,107	651,697
Total Utilities		5,366,278

Total Common Stocks
(Cost $334,143,452)		382,668,244

Exchange Traded Vehicle — 0.2%
Equity Fund — 0.2%
Vanguard S&P 500 ETF
(Cost $592,437)	1,341	595,162
	Shares	Value
Short-Term Investments — 0.0%(b)
Money Market Funds — 0.0%(b)
Dreyfus Government Cash Management Fund, Institutional Shares, 5.23%(c)(d)	42,114	$42,114
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.30%(c)	12,338	12,338

Total Short-Term Investments
(Cost $54,452)		54,452

Total Investments — 100.0% (Cost $334,790,341)		383,317,858
Other Assets and Liabilities, Net — 0.0%		142,748
Net Assets — 100%		$383,460,606

1

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $6,530,771; total market value of collateral held by the Fund was $6,765,122. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $6,723,008.
(b)	Less than 0.05%.
(c)	Reflects the 1-day yield at January 31, 2024.
(d)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ Candriam U.S. Large Cap Equity ETF (continued)

January 31, 2024 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(e)
Common Stocks	$382,668,244	$—	$—	$382,668,244
Exchange Traded Vehicle	595,162	—	—	595,162
Short-Term Investments:
Money Market Funds	54,452	—	—	54,452
Total Investments in Securities	$383,317,858	$—	$—	$383,317,858

(e)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended January 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.